Goodwill and Intangible Assets - Goodwill by Operating Segment (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Goodwill by Reportable Operating Segment
Number of operating segments | segment	2
Changes in goodwill
Goodwill	$ 25,576	€ 21,274	€ 23,311
Applications, Technology & Services
Changes in goodwill
Goodwill		14,657	15,839
SAP Business Network
Changes in goodwill
Goodwill		6,617	7,439
Other
Changes in goodwill
Goodwill		€ 0	€ 34